Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
iBonds
®
2030 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 1.5%
ATI, Inc., 7.25%, 08/15/30
(a)
............. USD 199 $ 208,596
Axon Enterprise, Inc., 6.13%, 03/15/30
(b)
..... 443 456,646
Bombardier, Inc., 8.75%, 11/15/30
(b)
........ 345 369,556
TransDigm, Inc., 6.88%, 12/15/30
(b)
........ 668 695,497
1,730,295
Air Freight & Logistics — 0.4%
Rand Parent LLC, 8.50%, 02/15/30
(a) (b)
...... 379 396,049
Automobile Components — 1.9%
Clarios Global LP, 6.75%, 02/15/30
(b)
....... 442 462,382
Forvia SE, 8.00%, 06/15/30
(b)
........... 225 240,042
Goodyear Tire & Rubber Co. (The), 6.63%,
07/15/30
(a)
...................... 232 237,257
Icahn Enterprises LP, 9.00%, 06/15/30 ...... 346 337,523
IHO Verwaltungs GmbH, 7.75%, (7.75% Cash or
8.50% PIK), 11/15/30
(b) (c)
............. 225 236,840
ZF North America Capital, Inc.
(b)
7.13% , 04/14/30 ................... 270 275,797
6.75% , 04/23/30 ................... 370 370,815
2,160,656
Automobiles — 1.9%
(b)
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30 ....................... 576 574,419
Nissan Motor Co. Ltd.
7.50% , 07/17/30 ................... 460 482,973
4.81% , 09/17/30 ................... 1,155 1,089,650
2,147,042
Broadline Retail — 1.3%
Getty Images, Inc.
(b)
11.25% , 02/21/30
(a)
................. 242 216,512
10.50% , 11/15/30 .................. 292 295,689
Kohl's Corp., 10.00%, 06/01/30
(b)
......... 162 177,100
Match Group Holdings II LLC, 4.13%, 08/01/30
(b)
232 218,975
Nordstrom, Inc., 4.38%, 04/01/30
(a)
........ 230 219,667
Wayfair LLC, 7.75%, 09/15/30
(b)
.......... 325 346,192
1,474,135
Building Products — 2.6%
(b)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ....................... 230 235,146
Builders FirstSource, Inc., 5.00%, 03/01/30 ... 246 245,056
CP Atlas Buyer, Inc., 9.75%, 07/15/30 ...... 230 239,238
EMRLD Borrower LP, 6.63%, 12/15/30 ...... 1,268 1,314,458
MIWD Holdco II LLC, 5.50%, 02/01/30
(a)
..... 232 225,097
Standard Industries, Inc., 4.38%, 07/15/30 ... 734 708,835
2,967,830
Capital Markets — 0.4%
(b)
Aretec Group, Inc., 10.00%, 08/15/30 ...... 284 306,277
Hightower Holding LLC, 9.13%, 01/31/30 .... 186 197,253
503,530
Chemicals — 1.9%
Avient Corp., 7.13%, 08/01/30
(b)
.......... 333 342,536
Celanese US Holdings LLC
6.50% , 04/15/30 ................... 323 328,297
7.05% , 11/15/30
(d)
.................. 464 490,294
Maxam Prill SARL, 7.75%, 07/15/30
(b)
...... 225 235,010
Nufarm Australia Ltd., 5.00%, 01/27/30
(b)
..... 164 151,173
Olin Corp., 5.00%, 02/01/30
(a)
........... 235 229,573
SNF Group SACA, 3.38%, 03/15/30
(b)
...... 160 150,369
Tronox, Inc., 9.13%, 09/30/30
(a) (b)
......... 185 183,328
2,110,580
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 1.3%
(b)
Allied Universal Holdco LLC, 6.88%, 06/15/30
(a)
USD 488 $ 506,764
RRD Intermediate Holdings, Inc., 11.00%,
(11.00% Cash or 12.00% PIK), 12/01/30
(c)
.. 187 189,397
Veritiv Operating Co., 10.50%, 11/30/30 ..... 487 522,038
Williams Scotsman, Inc., 6.63%, 04/15/30 .... 210 217,461
1,435,660
Communications Equipment — 0.2%
Ciena Corp., 4.00%, 01/31/30
(b)
.......... 184 177,408
Construction & Engineering — 0.6%
Brand Industrial Services, Inc., 10.38%,
08/01/30
(a) (b)
..................... 657 631,053
Consumer Finance — 4.0%
Atlanticus Holdings Corp., 9.75%, 09/01/30
(b)
.. 186 177,230
Azorra Finance Ltd., 7.75%, 04/15/30
(b)
..... 248 260,873
Credit Acceptance Corp., 6.63%, 03/15/30
(a) (b)
. 230 230,966
Encore Capital Group, Inc., 8.50%, 05/15/30
(b)
. 224 240,196
FirstCash, Inc., 5.63%, 01/01/30
(b)
......... 252 253,017
GGAM Finance Ltd., 5.88%, 03/15/30
(b)
..... 181 184,229
goeasy Ltd.
(b)
6.88% , 05/15/30 ................... 186 177,234
7.38% , 10/01/30 ................... 181 174,337
LFS Topco LLC, 8.75%, 07/15/30
(a) (b)
....... 186 186,912
Navient Corp., 9.38%, 07/25/30 .......... 230 247,627
OneMain Finance Corp.
7.88% , 03/15/30 ................... 323 340,488
6.13% , 05/15/30 ................... 345 351,529
4.00% , 09/15/30 ................... 389 364,939
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
349 366,043
PRA Group, Inc., 8.88%, 01/31/30
(b)
........ 252 253,653
Rfna LP, 7.88%, 02/15/30
(b)
............. 229 230,517
SLM Corp., 6.50%, 01/31/30 ............ 230 237,005
TrueNoord Capital DAC, 8.75%, 03/01/30
(b)
... 191 201,616
4,478,411
Consumer Staples Distribution & Retail — 0.6%
(b)
Albertsons Cos., Inc., 4.88%, 02/15/30 ...... 444 438,347
US Foods, Inc., 4.63%, 06/01/30 ......... 230 226,535
664,882
Containers & Packaging — 4.5%
Ardagh Group SA, 9.50%, 12/01/30
(b)
....... 680 735,343
Ball Corp., 2.88%, 08/15/30 ............ 602 554,028
Cascades, Inc., 6.75%, 07/15/30
(a) (b)
....... 186 192,732
Clydesdale Acquisition Holdings, Inc.
(b)
6.88% , 01/15/30 ................... 231 233,906
8.75% , 04/15/30
(a)
.................. 514 514,653
Crown Americas LLC, 5.25%, 04/01/30 ..... 214 218,299
Graphic Packaging International LLC, 3.75%,
02/01/30
(a) (b)
..................... 184 173,829
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/30 ................... 965 983,283
9.25% , 04/15/30 ................... 601 591,140
OI European Group BV, 4.75%, 02/15/30
(b)
... 183 176,894
Toucan FinCo. Ltd., 9.50%, 05/15/30
(b)
...... 450 434,275
Trivium Packaging Finance BV, 8.25%,
07/15/30
(b)
...................... 233 248,844
5,057,226
Distributors — 0.3%
Windsor Holdings III LLC, 8.50%, 06/15/30
(b)
.. 371 391,275
Diversified Consumer Services — 0.3%
Service Corp. International, 3.38%, 08/15/30 .. 392 366,969
Diversified REITs — 0.3%
Uniti Group LP, 6.00%, 01/15/30
(b)
......... 321 305,748

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
2030 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 6.5%
(b)
Altice France SA, 6.88%, 10/15/30 ........ USD 388 $ 379,304
APLD ComputeCo LLC, 9.25%, 12/15/30 .... 1,086 1,128,263
CCO Holdings LLC
4.75% , 03/01/30 ................... 1,409 1,346,996
4.50% , 08/15/30 ................... 1,269 1,194,211
Cipher Compute LLC, 7.13%, 11/15/30
(a)
..... 785 808,738
Lumen Technologies, Inc., 4.13%, 04/15/30 ... 140 139,771
Virgin Media Finance plc, 5.00%, 07/15/30 ... 427 375,879
Virgin Media Secured Finance plc, 4.50%,
08/15/30 ....................... 423 391,220
WULF Compute LLC, 7.75%, 10/15/30
(a)
..... 1,475 1,538,223
7,302,605
Electric Utilities — 1.4%
ContourGlobal Power Holdings SA, 6.75%,
02/28/30
(b)
...................... 230 237,311
PG&E Corp., 5.25%, 07/01/30 ........... 462 459,108
VoltaGrid LLC, 7.38%, 11/01/30
(b)
......... 925 937,368
1,633,787
Electrical Equipment — 0.2%
Sensata Technologies BV, 5.88%, 09/01/30
(b)
.. 225 228,377
Electronic Equipment, Instruments & Components — 0.2%
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
. 196 191,626
Energy Equipment & Services — 3.6%
(b)
Diamond Foreign Asset Co., 8.50%, 10/01/30 .. 250 265,912
FORESEA Holding SA, 7.50%, 06/15/30 ..... 124 122,442
Nabors Industries, Inc., 9.13%, 01/31/30 ..... 289 305,120
Noble Finance II LLC, 8.00%, 04/15/30 ..... 648 675,377
Seadrill Finance Ltd., 8.38%, 08/01/30 ...... 267 279,340
SESI LLC, 7.88%, 09/30/30 ............ 295 297,285
TGS ASA, 8.50%, 01/15/30 ............. 255 268,144
Tidewater, Inc., 9.13%, 07/15/30 .......... 300 324,448
Transocean International Ltd., 8.75%, 02/15/30 392 409,022
Valaris Ltd., 8.38%, 04/30/30 ............ 507 529,918
Viridien, 10.00%, 10/15/30 ............. 190 204,400
WBI Operating LLC, 6.25%, 10/15/30 ...... 380 384,221
4,065,629
Entertainment — 0.4%
ROBLOX Corp., 3.88%, 05/01/30
(b)
........ 447 428,001
Financial Services — 3.3%
(b)
Block, Inc., 5.63%, 08/15/30 ............ 554 563,894
Burford Capital Global Finance LLC, 6.88%,
04/15/30 ....................... 170 166,182
CrossCountry Intermediate HoldCo LLC, 6.50%,
10/01/30 ....................... 415 421,332
Freedom Mortgage Corp., 12.25%, 10/01/30 .. 232 255,336
Jefferson Capital Holdings LLC, 8.25%, 05/15/30 220 231,900
Mobius Merger Sub, Inc., 9.00%, 06/01/30 ... 229 136,349
PennyMac Financial Services, Inc., 7.13%,
11/15/30 ....................... 289 298,306
Rocket Cos., Inc., 6.13%, 08/01/30 ........ 924 946,332
Stonebriar ABF Issuer LLC, 8.13%, 12/15/30 .. 347 360,108
UWM Holdings LLC, 6.63%, 02/01/30 ...... 369 372,103
3,751,842
Food Products — 1.3%
(b)
Darling Ingredients, Inc., 6.00%, 06/15/30 .... 447 452,997
Lamb Weston Holdings, Inc., 4.13%, 01/31/30 . 449 434,012
Post Holdings, Inc., 4.63%, 04/15/30 ....... 639 623,586
1,510,595
Gas Utilities — 0.2%
AmeriGas Partners LP, 9.50%, 06/01/30
(b)
.... 255 273,435
Security
Par (000)
Par (000) Value
Ground Transportation — 1.6%
(b)
Albion Financing 1 SARL, 7.00%, 05/21/30 ... USD 645 $ 673,147
Avis Budget Car Rental LLC, 8.25%, 01/15/30
(a)
323 334,282
Beacon Mobility Corp., 7.25%, 08/01/30 ..... 248 259,855
Star Leasing Co. LLC, 7.63%, 02/15/30 ..... 323 308,893
Synergy Infrastructure Holdings LLC, 7.88%,
12/01/30 ....................... 255 266,091
1,842,268
Health Care Equipment & Supplies — 0.3%
(a)(b)
Embecta Corp., 5.00%, 02/15/30 ......... 230 215,459
Neogen Food Safety Corp., 8.63%, 07/20/30 .. 159 169,518
384,977
Health Care Providers & Services — 6.6%
Accendra Health, Inc., 6.63%, 04/01/30
(b)
.... 226 126,553
AdaptHealth LLC, 5.13%, 03/01/30
(a) (b)
...... 279 271,017
Community Health Systems, Inc.
(b)
6.13% , 04/01/30 ................... 565 466,110
5.25% , 05/15/30 ................... 710 669,319
DaVita, Inc., 4.63%, 06/01/30
(b)
.......... 1,270 1,223,586
Encompass Health Corp., 4.75%, 02/01/30
(a)
.. 368 366,200
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 ................... 367 393,985
11.00% , 10/15/30 .................. 509 555,596
Molina Healthcare, Inc., 3.88%, 11/15/30
(b)
... 293 270,338
National Mentor Holdings, Inc., 10.50%,
12/15/30
(a) (b)
..................... 585 604,341
Pediatrix Medical Group, Inc., 5.38%, 02/15/30
(b)
181 181,095
Radiology Partners, Inc., 9.78%, (9.78% Cash or
9.78% PIK), 02/15/30
(a) (b) (c)
............ 338 321,084
Star Parent, Inc., 9.00%, 10/01/30
(a) (b)
....... 462 489,605
Tenet Healthcare Corp.
4.38% , 01/15/30 ................... 670 658,599
6.13% , 06/15/30 ................... 908 927,566
7,524,994
Health Care REITs — 0.2%
Diversified Healthcare Trust, 7.25%, 10/15/30
(b)
172 177,350
Health Care Technology — 0.2%
IQVIA, Inc., 6.50%, 05/15/30
(b)
........... 224 232,256
Hotel & Resort REITs — 0.5%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
...................... 256 263,618
Service Properties Trust, 4.38%, 02/15/30
(a)
... 186 161,250
XHR LP, 6.63%, 05/15/30
(a) (b)
............ 174 179,880
604,748
Hotels, Restaurants & Leisure — 6.8%
1011778 BC ULC, 4.00%, 10/15/30
(b)
....... 1,341 1,279,937
Brinker International, Inc., 8.25%, 07/15/30
(b)
.. 164 173,068
Caesars Entertainment, Inc., 7.00%, 02/15/30
(b)
923 953,352
Carnival Corp., 5.75%, 03/15/30
(b)
......... 459 472,405
Churchill Downs, Inc., 5.75%, 04/01/30
(b)
.... 553 556,046
Fertitta Entertainment LLC, 6.75%, 01/15/30
(a) (b)
576 544,332
Hilton Domestic Operating Co., Inc., 4.88%,
01/15/30 ....................... 442 442,695
Lindblad Expeditions LLC, 7.00%, 09/15/30
(b)
.. 312 325,737
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
...................... 345 359,413
NCL Corp. Ltd., 6.25%, 03/01/30
(b)
........ 147 150,225
Ontario Gaming GTA LP, 8.00%, 08/01/30
(b)
... 184 176,734
Resorts World Las Vegas LLC, 8.45%, 07/27/30
(b)
185 188,127
Rivers Enterprise Lender LLC, 6.25%, 10/15/30
(b)
275 279,220
Sabre GLBL, Inc.
(b)
10.75% , 03/15/30 .................. 217 174,202
11.13% , 07/15/30
(a)
................. 612 495,329

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
2030 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
USD 367 $ 335,294
Travel + Leisure Co., 4.63%, 03/01/30
(b)
..... 164 160,006
Vail Resorts, Inc., 5.63%, 07/15/30
(b)
....... 224 227,427
Yum! Brands, Inc., 4.75%, 01/15/30
(b)
....... 368 367,185
7,660,734
Household Durables — 2.2%
Ashton Woods USA LLC, 4.63%, 04/01/30
(b)
.. 184 174,473
Brookfield Residential Properties, Inc., 4.88%,
02/15/30
(a) (b)
..................... 220 205,281
Dream Finders Homes, Inc., 6.88%, 09/15/30
(b)
. 137 138,675
FXI Holdings, Inc., 11.00%, 11/15/30
(b)
...... 384 353,711
KB Home, 7.25%, 07/15/30 ............. 159 163,730
M/I Homes, Inc., 3.95%, 02/15/30 ......... 127 122,127
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.... 276 268,800
New Home Co., Inc. (The), 8.50%, 11/01/30
(b)
. 187 195,004
Newell Brands, Inc., 6.38%, 05/15/30
(a)
...... 345 340,899
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(a) (b)
..................... 216 217,343
Whirlpool Corp., 6.13%, 06/15/30 ......... 271 271,969
2,452,012
Household Products — 0.2%
Central Garden & Pet Co., 4.13%, 10/15/30
(a)
.. 218 209,389
Independent Power and Renewable Electricity Producers — 0.5%
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
.. 553 583,578
Insurance — 2.6%
(b)
Acrisure LLC, 7.50%, 11/06/30 ........... 510 528,146
Constellation Insurance, Inc., 6.80%, 01/24/30
(d)
150 153,053
HUB International Ltd., 7.25%, 06/15/30 ..... 1,514 1,581,677
Jones Deslauriers Insurance Management, Inc.,
8.50%, 03/15/30 .................. 333 348,117
Nassau Cos. of New York (The), 7.88%, 07/15/30 194 184,459
Ryan Specialty LLC, 4.38%, 02/01/30 ...... 181 176,382
2,971,834
Interactive Media & Services — 0.3%
(a)(b)
Ziff Davis, Inc., 4.63%, 10/15/30 .......... 211 199,768
ZipRecruiter, Inc., 5.00%, 01/15/30 ........ 255 176,940
376,708
IT Services — 0.8%
CoreWeave, Inc., 9.25%, 06/01/30
(b)
....... 923 908,795
Life Sciences Tools & Services — 0.2%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(a) (b)
... 223 226,838
Machinery — 1.4%
(b)
Amsted Industries, Inc., 4.63%, 05/15/30 .... 184 182,051
Chart Industries, Inc., 7.50%, 01/01/30 ...... 675 703,271
New Flyer Holdings, Inc., 9.25%, 07/01/30 ... 279 300,200
Park-Ohio Industries, Inc., 8.50%, 08/01/30 ... 164 168,377
SPX FLOW, Inc., 8.75%, 04/01/30 ........ 230 236,327
1,590,226
Media — 5.8%
Cable One, Inc., 4.00%, 11/15/30
(b)
........ 296 215,681
Clear Channel Outdoor Holdings, Inc., 7.88%,
04/01/30
(b)
...................... 399 419,886
DirecTV Financing LLC
8.88% , 02/01/30
(b)
.................. 1,085 1,099,419
Discovery Communications LLC, 3.63%,
05/15/30 ....................... 425 392,918
EchoStar Corp., 6.75%, (6.75% Cash or 6.75%
PIK), 11/30/30
(c)
.................. 1,095 1,112,655
EW Scripps Co. (The), 9.88%, 08/15/30
(b)
.... 347 345,554
Gray Media, Inc., 4.75%, 10/15/30
(b)
....... 365 281,559
Security
Par (000)
Par (000) Value
Media (continued)
iHeartCommunications, Inc.
(b)
10.88% , 05/01/30 .................. USD 311 $ 257,368
7.75% , 08/15/30 ................... 305 260,548
Lamar Media Corp., 4.00%, 02/15/30 ....... 240 232,088
Outfront Media Capital LLC, 4.63%, 03/15/30
(a) (b)
220 214,862
Sirius XM Radio LLC, 4.13%, 07/01/30
(a) (b)
.... 690 652,326
Univision Communications, Inc., 7.38%,
06/30/30
(a) (b)
..................... 403 408,188
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
...... 230 203,561
Ziggo BV, 4.88%, 01/15/30
(b)
............ 455 429,877
6,526,490
Metals & Mining — 3.0%
Alumina Pty. Ltd., 6.13%, 03/15/30
(b)
....... 225 231,980
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(b)
... 313 331,935
Cleveland-Cliffs, Inc., 6.75%, 04/15/30
(b)
..... 348 356,958
Commercial Metals Co., 4.13%, 01/15/30
(a)
... 127 123,488
Compass Minerals International, Inc., 8.00%,
07/01/30
(b)
...................... 299 317,114
Fortescue Treasury Pty. Ltd., 5.88%, 04/15/30
(b)
198 203,818
JW Aluminum Continuous Cast Co., 10.25%,
04/01/30
(b)
...................... 160 166,868
Mineral Resources Ltd., 8.50%, 05/01/30
(a) (b)
.. 287 297,864
Novelis Corp.
(b)
4.75% , 01/30/30 ................... 734 711,202
6.88% , 01/30/30
(a)
.................. 348 360,954
Taseko Mines Ltd., 8.25%, 05/01/30
(b)
...... 225 238,991
3,341,172
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
(b)
Arbor Realty SR, Inc., 7.88%, 07/15/30 ..... 234 214,707
EF Holdco, 7.38%, 09/30/30 ............ 185 187,477
Rithm Capital Corp., 8.00%, 07/15/30 ...... 229 234,119
Starwood Property Trust, Inc.
6.00% , 04/15/30 ................... 186 191,205
6.50% , 07/01/30 ................... 230 239,322
6.50% , 10/15/30 ................... 230 239,744
1,306,574
Office REITs — 0.1%
Hudson Pacific Properties LP, 3.25%, 01/15/30
(a)
187 158,676
Oil, Gas & Consumable Fuels — 8.1%
BKV Upstream Midstream LLC, 7.50%,
10/15/30
(b)
...................... 225 227,866
Breakwater Energy Holdings SARL, 9.25%,
11/15/30
(b)
...................... 370 387,974
Buckeye Partners LP, 6.75%, 02/01/30
(b)
..... 230 240,732
Caturus Energy LLC, 8.50%, 02/15/30
(b)
..... 231 240,760
Chord Energy Corp., 6.00%, 10/01/30
(b)
..... 345 351,883
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
181 175,949
Comstock Resources, Inc., 5.88%, 01/15/30
(b)
. 445 434,378
DBR Land Holdings LLC, 6.25%, 12/01/30
(b)
.. 240 245,882
Excelerate Energy LP, 8.00%, 05/15/30
(b)
.... 235 251,381
Genesis Energy LP, 8.88%, 04/15/30 ....... 224 235,551
Hess Midstream Operations LP
(b)
4.25% , 02/15/30 ................... 338 330,130
5.50% , 10/15/30 ................... 186 188,087
Hilcorp Energy I LP, 6.00%, 04/15/30
(b)
...... 234 230,580
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
...... 447 452,603
NuStar Logistics LP, 6.38%, 10/01/30 ....... 276 289,157
PBF Holding Co. LLC
(b)
9.88% , 03/15/30 ................... 368 390,301
7.88% , 09/15/30
(a)
.................. 231 231,351
Range Resources Corp., 4.75%, 02/15/30
(b)
... 230 226,862
Rockies Express Pipeline LLC, 4.80%,
05/15/30
(b)
...................... 163 160,716

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
2030 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
SM Energy Co., 8.63%, 11/01/30
(b)
........ USD 460 $ 486,778
Sunoco LP
4.50% , 04/30/30 ................... 352 343,888
4.63% , 05/01/30
(b)
.................. 368 358,969
TerraForm Power Operating LLC, 4.75%,
01/15/30
(b)
...................... 325 315,383
TransMontaigne Partners LLC, 8.50%, 06/15/30
(b)
229 237,574
Venture Global Calcasieu Pass LLC, 6.25%,
01/15/30
(b)
...................... 464 475,568
Venture Global LNG, Inc., 7.00%, 01/15/30
(a) (b)
. 690 694,307
Venture Global Plaquemines LNG LLC, 6.13%,
12/15/30
(b)
...................... 810 833,799
Vermilion Energy, Inc., 6.88%, 05/01/30
(a) (b)
... 177 176,987
9,215,396
Passenger Airlines — 1.0%
(b)
Avianca Midco 2 plc, 9.63%, 02/14/30
(a)
..... 460 471,325
CHC Group LLC, 11.75%, 09/01/30 ........ 255 245,432
VistaJet Malta Finance plc, 6.38%, 02/01/30 .. 462 436,095
1,152,852
Personal Care Products — 0.7%
BellRing Brands, Inc., 7.00%, 03/15/30
(b)
..... 389 399,761
Perrigo Finance Unlimited Co., 5.15%, 06/15/30
(d)
347 335,749
735,510
Pharmaceuticals — 0.3%
(b)
Bausch Health Cos., Inc., 14.00%, 10/15/30 .. 165 166,205
Harrow, Inc., 8.63%, 09/15/30 ........... 110 114,870
281,075
Professional Services — 0.2%
VT Topco, Inc., 8.50%, 08/15/30
(a) (b)
........ 230 235,506
Real Estate Management & Development — 1.2%
Anywhere Real Estate Group LLC
(b)
5.25% , 04/15/30 ................... 209 199,324
7.00% , 04/15/30 ................... 295 298,268
9.75% , 04/15/30 ................... 209 227,995
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
210 218,320
Greystar Real Estate Partners LLC, 7.75%,
09/01/30
(b)
...................... 186 196,075
Kennedy-Wilson, Inc., 4.75%, 02/01/30 ..... 276 265,201
1,405,183
Semiconductors & Semiconductor Equipment — 0.8%
(b)
Entegris, Inc., 5.95%, 06/15/30
(a)
......... 400 407,867
Kioxia Holdings Corp., 6.25%, 07/24/30 ..... 510 527,184
935,051
Software — 2.8%
(b)
AthenaHealth Group, Inc., 6.50%, 02/15/30 ... 1,087 1,054,583
Capstone Borrower, Inc., 8.00%, 06/15/30 .... 380 353,029
Gen Digital, Inc., 7.13%, 09/30/30
(a)
........ 269 275,689
McAfee Corp., 7.38%, 02/15/30
(a)
......... 929 739,620
Open Text Holdings, Inc., 4.13%, 02/15/30 ... 418 388,309
Pagaya US Holdings Co. LLC, 8.88%, 08/01/30 230 205,337
RingCentral, Inc., 8.50%, 08/15/30
(a)
....... 186 195,303
3,211,870
Specialized REITs — 1.0%
(b)
Iron Mountain, Inc., 5.25%, 07/15/30 ....... 602 595,876
Millrose Properties, Inc., 6.38%, 08/01/30 .... 576 588,187
1,184,063
Specialty Retail — 2.8%
Advance Auto Parts, Inc.
3.90% , 04/15/30 ................... 232 214,394
7.00% , 08/01/30
(b)
.................. 452 459,139
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Asbury Automotive Group, Inc., 4.75%,
03/01/30
(a)
...................... USD 195 $ 192,063
Bath & Body Works, Inc., 6.63%, 10/01/30
(a) (b)
.. 374 382,714
Carvana Co., 9.00%, (9.00% Cash or 13.00%
PIK), 06/01/30
(b) (c)
................. 767 799,957
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
.. 229 235,278
Lithia Motors, Inc., 5.50%, 10/01/30
(b)
....... 275 276,881
Staples, Inc., 12.75%, 01/15/30
(b)
......... 380 311,455
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(a) (b)
..................... 300 311,645
3,183,526
Technology Hardware, Storage & Peripherals — 0.7%
(b)
Diebold Nixdorf, Inc., 7.75%, 03/31/30 ...... 421 446,308
Seagate Data Storage Technology Pte. Ltd.,
5.88%, 07/15/30 .................. 185 190,789
Xerox Corp., 10.25%, 10/15/30 .......... 183 150,574
787,671
Textiles, Apparel & Luxury Goods — 0.4%
Under Armour, Inc., 7.25%, 07/15/30
(a) (b)
..... 181 185,382
VF Corp., 2.95%, 04/23/30 ............. 345 314,240
499,622
Trading Companies & Distributors — 1.7%
Boise Cascade Co., 4.88%, 07/01/30
(a) (b)
..... 184 183,482
FTAI Aviation Investors LLC, 7.88%, 12/01/30
(b)
230 243,594
Herc Holdings, Inc., 7.00%, 06/15/30
(b)
...... 751 787,892
United Rentals North America, Inc.
5.25% , 01/15/30 ................... 345 348,873
4.00% , 07/15/30 ................... 345 333,561
1,897,402
Total Long-Term Investments — 97 .3%
(Cost: $ 108,474,393 ) .............................. 110,188,992
Shares
Shares
Short-Term Securities
Money Market Funds — 10.9%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(g)
................... 11,798,483 11,804,382
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64% .................... 503,492 503,492
Total Short-Term Securities — 10 .9%
(Cost: $ 12,306,798 ) ............................... 12,307,874
Total Investments — 108 .2%
(Cost: $ 120,781,191 ) .............................. 122,496,866
Liabilities in Excess of Other Assets — (8.2) % ............. (9,295,732)
Net Assets — 100.0% ...............................
$ 113,201,134

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
2030 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 10,632,926 $ 1,171,474
(a)
$ — $ (18) $ — $ 11,804,382 11,798,483 $ 12,983
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,381,810 — (878,318)
(a)
— — 503,492 503,492 5,202 —
$ (18) $ — $ 12,307,874 $ 18,185 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
2030 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 110,188,992 $ — $ 110,188,992
Short-Term Securities
Money Market Funds ...................................... 12,307,874 — — 12,307,874
$ 12,307,874 $ 110,188,992 $ — $ 122,496,866
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
PIK Payment-In-Kind
REIT Real Estate Investment Trust